Associates and Joint Ventures - Disclosure Of Purchase Commitments VMO2 (Details) - VMO2 € in Millions	Dec. 31, 2024 EUR (€)
Commitments [Line Items]
Commitments in relation to joint ventures	€ 5,744
Total commitments of joint venture (in percent)	1
Purchase and other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	€ 1,155
Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	2,320
Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,173
Services agreements
Commitments [Line Items]
Commitments in relation to joint ventures	1,096
2025
Commitments [Line Items]
Commitments in relation to joint ventures	2,527
2025 | Purchase and other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	791
2025 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	727
2025 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	773
2025 | Services agreements
Commitments [Line Items]
Commitments in relation to joint ventures	236
2026
Commitments [Line Items]
Commitments in relation to joint ventures	1,260
2026 | Purchase and other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	189
2026 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	728
2026 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	112
2026 | Services agreements
Commitments [Line Items]
Commitments in relation to joint ventures	231
2027
Commitments [Line Items]
Commitments in relation to joint ventures	955
2027 | Purchase and other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	109
2027 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	618
2027 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	31
2027 | Services agreements
Commitments [Line Items]
Commitments in relation to joint ventures	197
2028
Commitments [Line Items]
Commitments in relation to joint ventures	512
2028 | Purchase and other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	61
2028 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	247
2028 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	29
2028 | Services agreements
Commitments [Line Items]
Commitments in relation to joint ventures	175
2029
Commitments [Line Items]
Commitments in relation to joint ventures	209
2029 | Purchase and other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	5
2029 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	0
2029 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	24
2029 | Services agreements
Commitments [Line Items]
Commitments in relation to joint ventures	180
Subsequent years
Commitments [Line Items]
Commitments in relation to joint ventures	281
Subsequent years | Purchase and other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	0
Subsequent years | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	0
Subsequent years | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	204
Subsequent years | Services agreements
Commitments [Line Items]
Commitments in relation to joint ventures	€ 77